May 2, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Fund (the Trust)
File No. 2-17620

Commissioners:

Enclosed is the 150th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Post-Effective Amendment are to (1) announce the name change of Vanguard
Telecommunication Services Index Fund to Vanguard Communication Services Index Fund, a
series of the Trust, (2) announce that Vanguard Communication Services Index Fund will begin tracking the MSCI US Investable Market Communication Services 25/50 Index, and (3) to affect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of July 21, 2018, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments.

Please contact me at (484) 618-9535 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Laura A. Bautista
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission